Income Taxes Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (benefit) expense detail for continuing operations for the years ended December 31, is as follows:

	2012	2011	2010
Current
Federal	$—	$—	$—
State and local	(2)	—	2
Foreign	12	30	45
Total current	10	30	47
Deferred
Federal	(365)	(2)	1
State and local	(8)	—	—
Foreign	(2)	(25)	(13)
Total deferred	(375)	(27)	(12)
Income tax (benefit) expense	$(365)	$3	$35

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the differences between income taxes for continuing operations that were computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31 follows:

	2012	2011	2010
Income tax (benefit) expense computed at federal statutory tax rate	$(21)	$36	$85
State tax provision, net of federal benefits	—	1	—
Foreign tax rate differential	8	(4)	23
Foreign source (loss) income subject to U.S. taxation	(6)	(15)	25
Other income not deductible for tax	(14)	(6)	(69)
Decrease in the taxes due to changes in valuation allowance	(302)	(7)	(55)
Additional (benefit) tax on foreign unrepatriated earnings	(30)	(2)	1
Additional expense for uncertain tax positions	—	—	25
Changes in enacted tax rates	—	—	(1)
Adjustments of prior year estimates and other	—	—	1
Income tax (benefit) expense	$(365)	$3	$35

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The domestic and foreign components of the (loss) income from continuing operations before income taxes for the years ended December 31, is as follows:

	2012	2011	2010
Domestic	$64	$101	$297
Foreign	(124)	2	(53)
Total	$(60)	$103	$244

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the deferred tax assets and liabilities at December 31, is as follows:

	2012	2011
Assets
Non-pension post-employment	$9	$8
Accrued and other expenses	72	77
Property, plant and equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35
Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)
Net deferred tax asset	605	213
Liabilities
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)
Gross deferred tax liabilities	(254)	(271)
Net deferred tax asset (liability)	$351	$(58)
The following table summarizes the presentation of the net deferred tax asset (liability) in the Consolidated Balance Sheets at December 31:

	2012	2011
Assets
Current deferred income taxes (Other current assets)	$21	$10
Long-term deferred income taxes	348	4
Liabilities
Current deferred income taxes (Other current liabilities)	—	—
Long-term deferred income taxes	(18)	(72)
Net deferred tax asset (liability)	$351	$(58)

Summary of Valuation Allowance [Table Text Block]
The following table summarizes the changes in the valuation allowance for the years ended December 31, 2012, 2011 and 2010:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/Release	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2010	$579	$(45)	$(55)	$479
Year ended December 31, 2011	479	(40)	(7)	432
Year ended December 31, 2012	432	11	(302)	141

Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
Balance at beginning of year	$80	$85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	—	(2)
Foreign currency translation	1	(5)
Balance at end of year	$92	$80